Basis Of Presentation The Company's Activities And Consolidation Scope (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets classified as held for sale [Member]
Disclosure of detailed information about assets and liabilities that are classified as discontinued operations in services division [Line Items]
Other intangible assets	€ 28	€ 9
Property, plant and equipment	76	39
Other non-current assets	25	4
Non-current assets	170	52
Trade and other current receivables	23	1
Cash and cash equivalents	3	1
Other current assets	0	2
Current assets	26	4
Goodwill	41	0
Liabilities classfied as held for sale [Member]
Disclosure of detailed information about assets and liabilities that are classified as discontinued operations in services division [Line Items]
Borrowings liabilities classified as held for sale	16	17
Other non-current liabilities	11	4
Non-current liabilities	27	21
Current borrowings and current portion of non-current borrowings	94	2
Other current liabilities	7	1
Current liabilities	101	3
Other intangible assets	127	128
Property, plant and equipment	1,012	772
Non-current assets	20,110	21,327
Trade and other current receivables	2,245	2,228	€ 1,677
Cash and cash equivalents	4,271	4,828	4,789	€ 5,130
Current assets	7,310	7,672
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	196	56
Non-current liabilities	13,291	14,578
Current borrowings and current portion of non-current borrowings	1,071	1,196
Current liabilities	6,464	6,301
Liabilities included in disposal groups classified as held for sale	128	24
Goodwill	€ 412	€ 500	€ 475